Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HRC Committee discussed the 2024 LTI awards in connection with its annual review of executive officer compensation and approved the 2024 RSU and PSU awards at its February 2024 meeting, except for Mr. Glassman’s 2024 RSU and PSU awards, which were discussed and approved in May 2024 in connection with his appointment as CEO. The Company has adopted a policy that it may not grant or issue Company securities tied to the current market price of such securities if the Company is aware of material non-public
information. As such, the HRC Committee and Board take this policy into consideration when granting awards. Finally, the Company does not time the disclosure of material non-public
information for the purpose of affecting the value of any equity grant.

Award Timing Method	The HRC Committee discussed the 2024 LTI awards in connection with its annual review of executive officer compensation and approved the 2024 RSU and PSU awards at its February 2024 meeting, except for Mr. Glassman’s 2024 RSU and PSU awards, which were discussed and approved in May 2024 in connection with his appointment as CEO.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Finally, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of any equity grant.
MNPI Disclosure Timed for Compensation Value	false